POST-EMPLOYMENT BENEFITS - Benefit Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Service cost	€ 52	€ 53	€ 49
Past service cost	0	(3)	0
Net interest cost (income)	1	3	2
Administrative expenses	2	2	2
Total cost	€ 55	€ 55	€ 53